Condensed Financial Information of Registrant Prudential plc - Statements of Changes in Equity (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity at beginning of year	£ 16,094	£ 14,667	£ 12,956
Comprehensive income
Profit for the year	3,010	2,389	1,921
Actuarial gains recognised in respect of the defined benefit pension scheme	111	167	(155)
Total comprehensive income for the year	2,348	2,494	3,020
Transactions with owners, recorded directly in equity
New share capital subscribed	17	21	13
Share based payment transactions	69	89	(51)
Dividends	(1,244)	(1,159)	(1,267)
Equity at end of year	17,267	16,094	14,667
Share capital
Equity at beginning of year	129	129	128
Transactions with owners, recorded directly in equity
New share capital subscribed	1		1
Equity at end of year	130	129	129
Share premium
Equity at beginning of year	1,948	1,927	1,915
Transactions with owners, recorded directly in equity
New share capital subscribed	16	21	12
Equity at end of year	1,964	1,948	1,927
Prudential plc
Equity at beginning of year	7,629	7,505	7,909
Changes in equity
Impact of initial application of IFRS 9	(9)
Comprehensive income
Profit for the year	1,041	1,235	840
Actuarial gains recognised in respect of the defined benefit pension scheme	16	28	4
Total comprehensive income for the year	1,057	1,263	844
Transactions with owners, recorded directly in equity
New share capital subscribed	17	21	13
Share based payment transactions		(1)	6
Dividends	(1,244)	(1,159)	(1,267)
Total contributions by and distributions to owners	(1,227)	(1,139)	(1,248)
Equity at end of year	7,450	7,629	7,505
Prudential plc | Share capital
Equity at beginning of year	129	129	128
Transactions with owners, recorded directly in equity
New share capital subscribed	1		1
Total contributions by and distributions to owners	1		1
Equity at end of year	130	129	129
Prudential plc | Share premium
Equity at beginning of year	1,948	1,927	1,915
Transactions with owners, recorded directly in equity
New share capital subscribed	16	21	12
Total contributions by and distributions to owners	16	21	12
Equity at end of year	1,964	1,948	1,927
Prudential plc | Profit and loss account
Equity at beginning of year	5,552	5,449	5,866
Changes in equity
Impact of initial application of IFRS 9	(9)
Comprehensive income
Profit for the year	1,041	1,235	840
Actuarial gains recognised in respect of the defined benefit pension scheme	16	28	4
Total comprehensive income for the year	1,057	1,263	844
Transactions with owners, recorded directly in equity
Share based payment transactions		(1)	6
Dividends	(1,244)	(1,159)	(1,267)
Total contributions by and distributions to owners	(1,244)	(1,160)	(1,261)
Equity at end of year	£ 5,356	£ 5,552	£ 5,449